Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxes (Details) [Line Items]
Corporate income tax rate	25.00%	25.00%	25.00%
R&D expense approved by local tax authority deducted from tax income	175.00%
Value added tax, description	The applicable VAT rate is 13% (starting from May 1, 2018, VAT rate was lowered from 17% to 16%, and starting from April 1, 2019, VAT rate was further lowered to 13%) for products sold in the PRC.
Tax payables	$ 2.6	$ 1.8
Accrued tax liabilities	$ 2.6	$ 1.8
Beijing REIT [Member]
Taxes (Details) [Line Items]
Favorable income tax rate	15.00%